5. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
5. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2014	2013
Computer and equipment	$12,288	$6,446
Less - Accumulated depreciation	(3,808)	(2,187)
	$8,480	$4,259

For the years ended December 31, 2014 and 2013, depreciation expense was $1,755 and $1,302, respectively. The CTA related to property and equipment for the years ended December 31, 2014 and 2013 is immaterial.